Annual Fund Operating Expenses (dei_LegalEntityAxis)	0 Months Ended
	Mar. 01, 2012
(Wells Fargo Advantage Absolute Return Fund - A, C) | Class A
Operating Expenses:
Management Fees	0.46%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.69%	[2]
Acquired Fund Fees and Expenses	0.51%	[2],[3]
Total Annual Fund Operating Expenses	1.66%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.66%	[4]
(Wells Fargo Advantage Absolute Return Fund - A, C) | Class C
Operating Expenses:
Management Fees	0.46%	[1]
Distribution (12b-1) Fees	0.75%
Other Expenses	0.69%	[2]
Acquired Fund Fees and Expenses	0.51%	[2],[3]
Total Annual Fund Operating Expenses	2.41%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	2.41%	[4]
(Wells Fargo Advantage Absolute Return Fund - Administrator) | Administrator Class
Operating Expenses:
Management Fees	0.46%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.53%	[2]
Acquired Fund Fees and Expenses	0.51%	[2],[3]
Total Annual Fund Operating Expenses	1.50%
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	1.48%	[5]

[1]	The amounts shown reflect the investment advisory fee of both the Fund and GMO Benchmark-Free Allocation Fund.
[2]	Expenses are based on estimated amounts for the current fiscal year.
[3]	These indirect expenses include interest expense that may be incurred by certain underlying funds.
[4]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund (including the expenses of GMO Benchmark-Free Allocation Fund), at 0.80% for Class A and 1.55% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[5]	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund (including the expenses of GMO Benchmark-Free Allocation Fund), at 0.60% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.